FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended:  September 30, 2009

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                                		[      ]  adds
      new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		September  30, 2009
Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		       31
Form 13F Information Table Value Total:		$38,884

FORM 13F INFORMATION TABLE

Name of Issuer
Title of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ADP
COM
035035103
   1965
  50000
DEFINED 01
X


APPLIED MATERIALS
COM
038222105
   1338
  100000
DEFINED 01
X


BAXTER INTL INC
COM
071813109
     855
    15000
DEFINED 01
X


BARD C R INC
COM
067383109
     417
     5300
DEFINED 01
X


BRITISH PETROLEUM
COM
055622104
    1091
  20500
DEFINED 01
X


COSTCO WHOLESALE
COM
22160K105
     564
  10000
DEFINED 01
X


COVIDIEN LTD
COM
G2554F105
    1190
  27500
DEFINED 01
X


CUTERA INC
COM
232109108
       43
   5000
DEFINED 01
X


DAVITA INC
COM
23918K108
   3540
  62500
DEFINED 01
X


ENDURANCE SPEC H
COM
G30397106
    1094
 30000
DEFINED 01
X


ENTERPRISE GP HLDGS
COM
293716106
    1419
 47960
DEFINED 01
X


ERESEARCH TECH
COM
29481V108
      203
 28954
DEFINED 01
X


GLOBALSTAR
COM
379364805
       50
 66444
DEFINED 01
X


HOLOGIC INC
COM
436440101
     490
 30000
DEFINED 01
X


IMS HEALTH INC
COM
449934108
      269
   17500
DEFINED 01
X


ICON PLC INS ADS
COM
45103T107
     245
 10000
DEFINED 01
X


INTEL CORP
COM
458140100
     979
 50000
DEFINED 01
X


MEDTRONIC INC
COM
571748102
     920
 25000
DEFINED 01
X


MAGELLAN MIDSTREA
COM
559080106
    2378
 63250
DEFINED 01
X


MARSH & MCLENNAN
COM
571748102
     866
 35000
DEFINED 01
X


NIGHTHAWK RAD HLD
COM
65411N105
     181
 25000
DEFINED 01
X


OMNICARE INC
COM
681904108
     225
 10000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
  13313
287600
DEFINED 01
X


SKILLED HEALTHCARE
COM
83066R107
    201
  25000
DEFINED 01
X


STARBUCKS
COM
855244109
   1033
   50000
DEFINED 01
X


TAIWAN SEMICONDUC
COM
874039100
    548
  50000
DEFINED 01
X


TEVA PHARMA
COM
881624209
    228
     4500
DEFINED 01
X


THERMO FISHER SCI
COM
883556102
    437
   10000
DEFINED 01
X


VERIZON.
COM
92343V104
   1514
   50000
DEFINED 01
X


WALKING COMPANY
COM
932036106
    219
 216402
DEFINED 01
X


ZIMMER HOLDINGS
COM
98956P102
   1069
  20000
DEFINED 01
X



TOTAL							38884